UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07927

Morgan Stanley Financial Services Trust (Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Ronald E. Robison 522 Fifth Avenue, New York, New York 10036 (Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: May 31, 2008

Date of reporting period: November 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Financial Services Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the six months ended November 30, 2007

Total Return for the 6 Months Ended November 30, 2007

Class A	Class B	Class C	Class D	S&P 500® Financials Index[1]	S&P 500® Index[2]	Lipper Financial Services Funds Index[3]
–14.07%	–14.41%	–14.41%	–14.00%	–16.87%	–2.33%	–13.61%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The economic environment over the six-month period ended November 30, 2007 was highly volatile following the collapse of the subprime mortgage market and the subsequent impact on the fixed income and equity markets. Within the first two months of the reporting period, rising loan delinquencies and home foreclosures led to the bankruptcies of many mortgage lenders and contributed to pressure in mortgage-related securities and indices that track mortgage credit. As credit tightened and liquidity decreased, investors began to reassess risk and sought refuge in more defensive areas of the markets, focusing on companies that generally continue to outperform regardless of current economic conditions (i.e., consumer staples and health care/pharmaceuticals). Consumers grew increasingly cautious about their expenditures, particularly as gasoline prices once again surged and the housing market continued to languish. In mid-August, the Federal Open Market Committee began a series of reductions to the target federal funds rate and the discount rate (the interest rate charged to commercial banks and other depository institutions on loans they receive from their regional Federal Reserve Bank’s lending facility). While each announced reduction in these rates helped to temporarily boost investor sentiment, volatility remained heightened in the markets through the end of the reporting period.

Against this backdrop, the financial services sector trailed the broad market (as measured by the S&P 500® Index) for the period. Credit and liquidity concerns were the key issues for stocks in the financial services sector as the negative effects of the subprime mortgage crisis continued to be absorbed in the financial markets. Investor uncertainty regarding the magnitude of these issues and the ultimate impact to the domestic economy hindered performance within the financial sector.

On a sub-sector basis, asset managers and custody banks were among the best performing securities, outperforming both the S&P 500® Financials Index and the broad market index. These companies strongly benefited from less exposure to credit market issues in relation to the other industries within the financial sector. Although life and health insurance companies underperformed the broad market, a number of these companies made a stronger showing compared to other financial stocks given insurance stocks’ relatively more stable book value and earnings growth. In contrast, mortgage companies were the worst performing group in the sector. Other segments closely tied to the housing market, including real estate management and development stocks and residential real estate investment trusts (REITs), also performed poorly. Stocks in the consumer finance, regional banks, other diversified financial services and investment banking and brokerage sectors also suffered due to varying exposures to the credit market woes.

Performance Analysis

All share classes of Morgan Stanley Financial Services Trust outperformed the S&P 500® Financials Index and underperformed both the S&P 500® Index and the Lipper Financial Services Funds Index for the six months ended November 30, 2007, assuming no deduction of applicable sales charges.

The Fund’s outperformance during the period relative to the S&P 500® Financials Index was due to both stock selection and industry allocations. Security selection in investment banking and brokerage, consumer finance and specialized finance companies yielded strong returns. Stock picking also contributed positively to the Fund’s overall performance in certain insurance industry groups, specifically in the property and casualty insurance and multi-line insurance subsectors. Additionally, our focus on asset management and custody stocks as well the Fund’s overweight allocation to the financial services-related publishing segment turned out to be advantageous. Rounding out the top contributors were underweight allocations in the following industries: other diversified financial services, regional banks, real estate management and development companies and residential REITS.

Areas of weakness for the Fund included stock selection within the other diversified financial services, thrifts and mortgage, insurance brokerage and asset management and custody companies. Moreover, the Fund’s overweight allocations in the thrifts and mortgage segment and underweight allocations in the diversified banks and the life and health insurance subsectors also detracted from overall performance for the period.

The Fund seeks to identify stocks of companies which we believe show good appreciation prospects and value. From a bottom-up view, the Fund focuses on companies that appear to be effective risk and capital managers and/or stocks offering compelling valuation opportunities. The Fund also favors companies that we believe are well positioned for attractive long-term growth and are priced for good appreciation. At the end of the six-month period, the Fund was overweight in capital markets-related stocks due to the investment manager’s positive assessment of the attractive returns and long-term growth opportunities for these securities. The Fund continues to be overweight in government sponsored entities based on the manager’s evaluation of fundamentals and political risk for these companies. At the end of the period, the Fund’s bank holdings included large diversified banks with, in the manager’s view, attractive valuations. Within the insurance sector, the Fund had exposure to a variety of industries.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Greenhill & Co., Inc.	7.6%
American Express Co.	7.5
Citigroup, Inc.	6.5
JPMorgan Chase & Co.	6.2
Fannie Mae	6.2
Calamos Asset Management Inc. (Class A)	5.3
Morningstar, Inc.	4.2
Bank of New York Mellon Corp.	4.2
Marsh & McLennan Companies, Inc.	4.1
Countrywide Financial Corp.	4.0

TOP FIVE INDUSTRIES
Investment Banks/Brokers	31.3%
Financial Conglomerates	20.3
Finance/Rental/Leasing	14.1
Investment Managers	8.9
Financial Publishing/Services	8.6

Data as of November 30, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a diversified portfolio of common stocks and other equity securities of companies engaged in financial services and related industries. These companies include businesses such as asset management companies, securities brokerage firms, financial planning, banks, insurance companies, leasing companies, government-sponsored agencies, credit and finance companies, financial publishing and news services, credit research and rating services, financial advertising, and financial equipment and technology companies. A company will be considered engaged in financial services or related industries if it derives at least 35 percent of its revenues or earnings from those industries or it devotes at least 35 percent of its assets to those industries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures
and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended November 30, 2007

	Class A Shares* (since 07/28/97)		Class B Shares** (since 02/26/97)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	FSVAX		FSVBX		FSVCX		FSVDX
1 Year	(7.55)%	[4]	(8.31)%	[4]	(8.24)%	[4]	(7.32)%	[4]
	(12.40)	[5]	(11.86)	[5]	(8.95)	[5]	—
5 Years	9.21	[4]	8.37	[4]	8.42	[4]	9.47	[4]
	8.04	[5]	8.12	[5]	8.42	[5]	—
10 Years	8.35	[4]	7.68	[4]	7.55	[4]	8.54	[4]
	7.77	[5]	7.68	[5]	7.55	[5]	—
Since Inception	9.07	[4]	9.52	[4]	8.27	[4]	9.27	[4]
	8.51	[5]	9.52	[5]	8.27	[5]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Standard & Poor’s (S&P) 500® Financials Index is a market capitalization weighted index consisting of financial sector stocks in the S&P 500® Index and is designed to measure the performance of the financial sector. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Standard & Poor’s 500® Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Financial Services Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Financial Services Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Financial Services Funds classification as of the date of this report.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of 06/01/07 – 11/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	06/01/07	11/30/07	06/01/07 – 11/30/07
Class A
Actual (–14.07% return)	$1,000.00	$859.30	$6.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.66
Class B
Actual (–14.41% return)	$1,000.00	$855.90	$9.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.65	$10.43
Class C
Actual (–14.41% return)	$1,000.00	$855.90	$9.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.65	$10.43
Class D
Actual (–14.00% return)	$1,000.00	$860.00	$4.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.65	$5.40

*	Expenses are equal to the Fund’s annualized expense ratios of 1.32%, 2.07%, 2.07% and 1.07% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Morgan Stanley Financial Services Trust

Portfolio of Investments November 30, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (100.0%)
	Data Processing Services (3.1%)
155,290	Western Union Co.	$3,509,554
	Finance/Rental/Leasing (14.1%)
418,182	Countrywide Financial Corp. (a)	4,524,729
181,000	Fannie Mae	6,954,020
126,700	Freddie Mac	4,443,369
		15,922,118
	Financial Conglomerates (20.3%)
144,156	American Express Co.	8,502,321
221,900	Citigroup, Inc.	7,389,270
154,264	JPMorgan Chase & Co.	7,037,524
		22,929,115
	Financial Publishing/Services (8.6%)
33,086	Dun & Bradstreet Corp.*	2,952,264
53,000	Moody’s Corp. (a)	1,995,980
58,800	Morningstar, Inc. (a)*	4,783,380
		9,731,624
	Insurance Brokers/Services (4.1%)
184,200	Marsh & McLennan Companies, Inc.	4,627,104
	Investment Banks/Brokers (31.3%)
18,000	Ameriprise Financial, Inc.	1,056,420
22,808	Deutsche Boerse AG (Germany) **	4,271,956
128,400	E*TRADE Group, Inc. (a)*	590,640
150,000	Evercore Partners, Inc. (Class A)	3,145,500
39,624	FCStone Group Inc. (a)*	1,672,529
118,409	Greenhill & Co., Inc. (a)	8,559,787
15,295	IntercontinentalExchange Inc. (a)*	2,553,653
46,500	Julius Baer Holding AG (Switzerland) **	3,898,799
64,700	Merrill Lynch & Co., Inc.	3,878,118
65,014	MF Global Ltd.	1,874,354
129,300	OptionsXpress Holdings, Inc. (a)	3,932,013
		35,433,769
	Investment Managers (8.9%)
203,900	Calamos Asset Management Inc. (Class A) (a)	$6,037,479
32,971	Janus Capital Group, Inc. (a)	1,106,836
229,996	Pzena Investment Management Inc. (Class A) (a)	2,920,949
		10,065,264
	Major Banks (4.2%)
99,717	Bank of New York Mellon Corp.	4,782,427
	Property – Casualty Insurers (4.1%)
453	Berkshire Hathaway Inc. (Class B) (a)*	2,124,570
33,100	Transatlantic Holdings, Inc.	2,460,985
		4,585,555
	Real Estate Development (1.3%)
64,100	CB Richard Ellis Group, Inc. (Class A) (a)*	1,522,375
	Total Common Stocks (Cost $112,458,167)	113,108,905

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Portfolio of Investments November 30, 2007 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (25.5%)
	Security Purchased fromSecurities LendingCollateral (25.3%)
$28,630	The Bank of New York Institutional Cash Reserve Fund (Cost $28,630,161)	$28,630,161
	Investment Company (b) (0.2%)
157	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $157,069)	157,069

Total Short-Term Investments (Cost $28,787,230)		28,787,230
Total Investments (Cost $141,245,397) (c)	125.5%	141,896,135
Liabilities in Excess of Other Assets	(25.5)	(28,827,283)
Net Assets	100.0%	$113,068,852

*	Non-income producing security.
**	Security with total market value equal to $8,170,755 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(a)	All or a portion of the security was on loan at November 30, 2007.
(b)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $14,414,186 and the aggregate gross unrealized depreciation is $13,763,448, resulting in net unrealized appreciation of $650,738.

Summary of Investments

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Investment Banks/Brokers	$35,433,769	25.0%
Short-Term Investments	28,787,230	20.3
Financial Conglomerates	22,929,115	16.1
Finance/Rental/Leasing	15,922,118	11.2
Investment Managers	10,065,264	7.1
Financial Publishing/Services	9,731,624	6.8
Major Banks	4,782,427	3.4
Insurance Brokers/Services	4,627,104	3.3
Property – Casualty Insurers	4,585,555	3.2
Data Processing Services	3,509,554	2.5
Real Estate Development	1,522,375	1.1
	$141,896,135	100.0%

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Statements

Statement of Assets and Liabilities

November 30, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $141,088,328) (including $27,881,304 of securities loaned)	$141,739,066
Investment in affiliate, at value (cost $157,069)	157,069
Receivable for:
Investments sold	1,161,869
Dividends	80,803
Shares of beneficial interest sold	45,983
Dividends from affiliate	2,654
Prepaid expenses and other assets	26,086
Total Assets	143,213,530
Liabilities:
Collateral on securities loaned at value	28,630,161
Payable for:
Investments purchased	1,182,159
Shares of beneficial interest redeemed	143,974
Investment advisory fee	62,571
Distribution fee	45,303
Transfer agent fee	12,518
Administration fee	7,477
Accrued expenses and other payables	60,515
Total Liabilities	30,144,678
Net Assets	$113,068,852
Composition of Net Assets:
Paid-in-capital	$87,387,240
Net unrealized appreciation	650,738
Accumulated undistributed net investment income	963,504
Accumulated undistributed net realized gain	24,067,370
Net Assets	$113,068,852
Class A Shares:
Net Assets	$71,327,010
Shares Outstanding (unlimited authorized, $.01 par value)	6,346,851
Net Asset Value Per Share	$11.24
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.86
Class B Shares:
Net Assets	$31,490,441
Shares Outstanding (unlimited authorized, $.01 par value)	3,098,156
Net Asset Value Per Share	$10.16
Class C Shares:
Net Assets	$5,048,304
Shares Outstanding (unlimited authorized, $.01 par value)	496,719
Net Asset Value Per Share	$10.16
Class D Shares:
Net Assets	$5,203,097
Shares Outstanding (unlimited authorized, $.01 par value)	452,722
Net Asset Value Per Share	$11.49

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Statements continued

Statement of Operations

For the six months ended November 30, 2007 (unaudited)

Net Investment Income:
Income
Dividends	$1,267,762
Income from securities loaned – net	152,317
Dividends from affiliate	15,510
Interest	12,399
Total Income	1,447,988
Expenses
Investment advisory fee	449,259
Distribution fee (Class A shares)	102,525
Distribution fee (Class B shares)	197,347
Distribution fee (Class C shares)	29,620
Transfer agent fees and expenses	112,613
Administration fee	53,643
Professional fees	33,722
Shareholder reports and notices	33,305
Registration fees	25,453
Custodian fees	5,110
Trustees’ fees and expenses	868
Other	6,343
Total Expenses	1,049,808
Less: amounts waived/reimbursed	(318)
Less: expense offset	(693)
Net Expenses	1,048,797
Net Investment Income	399,191
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	10,232,132
Foreign exchange transactions	(27,079)
Net Realized Gain	10,205,053
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(31,380,552)
Translation of a foreign currency contract and other assets and liabilities denominated in foreign currencies	(125)
Net Change in Unrealized Appreciation/Depreciation	(31,380,677)
Net Loss	(21,175,624)
Net Decrease	$(20,776,433)

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2007	FOR THE YEAR ENDED MAY 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$399,191	$573,397
Net realized gain	10,205,053	29,138,085
Net change in unrealized appreciation/depreciation	(31,380,677)	1,939,771
Net Increase (Decrease)	(20,776,433)	31,651,253
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	—	(1,450,777)
Class D shares	—	(96,049)
Net realized gain
Class A shares	—	(20,123,045)
Class B shares	—	(14,324,628)
Class C shares	—	(1,717,535)
Class D shares	—	(1,170,844)
Total Dividends and Distributions	—	(38,882,878)
Net decrease from transactions in shares of beneficial interest	(24,661,069)	(10,577,471)
Net Decrease	(45,437,502)	(18,026,999)
Net Assets:
Beginning of period	158,506,354	176,533,353
End of Period
(Including accumulated undistributed net investment income of $963,504 and $564,313, respectively)	$113,068,852	$158,506,354

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2007 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Financial Services Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a non-diversified, open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on November 8, 1996 and commenced operations on February 26, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2007 (unaudited) continued

during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E.   Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2007 (unaudited) continued

would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at November 30, 2007 were $27,881,304 and $28,630,161, respectively. The Fund received cash collateral which was subsequently invested in The Bank of New York Institutional Cash Reserve Fund as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board’s (FASB) Interpretation number 48, Accounting for Uncertainty in Income Taxes , on June 30, 2007. As of November 30, 2007, this did not result in an impact to the Fund’s financial statements.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined at the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.62% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2007 (unaudited) continued

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,474,862 at November 30, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $125, $28,551 and $34, respectively and received $5,988 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Advisory fees paid by the

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2007 (unaudited) continued

Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the six months ended November 30, 2007, advisory fees paid were reduced by $318 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $15,510 for the six months ended November 30, 2007. During the six months ended November 30, 2007, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $14,926,734 and $14,769,665, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2007 aggregated $34,101,103 and $54,567,402, respectively.

For the six months ended November 30, 2007, the Fund incurred brokerage commissions of $9,088 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At November 30, 2007, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 452,722 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2007 (unaudited) continued

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2007		FOR THE YEAR ENDED MAY 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	77,983	$936,255	164,502	$2,245,064
Conversion from Class B	227,659	2,706,873	972,866	13,076,236
Reinvestment of dividends and distributions	—	—	1,584,829	19,810,362
Redeemed	(1,182,423)	(14,213,767)	(1,852,878)	(24,813,905)
Net increase (decrease) – Class A	(876,781)	(10,570,639)	869,319	10,317,757
CLASS B SHARES
Sold	46,922	494,498	168,752	2,077,348
Conversion to Class A	(251,289)	(2,706,873)	(1,062,990)	(13,076,236)
Reinvestment of dividends and distributions	—	—	1,104,815	12,583,843
Redeemed	(813,469)	(8,884,779)	(1,803,990)	(22,039,399)
Net decrease – Class B	(1,017,836)	(11,097,154)	(1,593,413)	(20,454,444)
CLASS C SHARES
Sold	7,095	76,807	23,122	288,853
Reinvestment of dividends and distributions	—	—	144,433	1,645,098
Redeemed	(89,305)	(969,539)	(215,722)	(2,681,625)
Net decrease – Class C	(82,210)	(892,732)	(48,167)	(747,674)
CLASS D SHARES
Sold	85,888	1,026,770	447,475	5,825,651
Reinvestment of dividends and distributions	—	—	30,690	391,301
Redeemed	(255,697)	(3,127,314)	(412,518)	(5,910,062)
Net increase (decrease) – Class D	(169,809)	(2,100,544)	65,647	306,890
Net decrease in Fund	(2,146,636)	$(24,661,069)	(706,614)	$(10,577,471)

Morgan Stanley Financial Services Trust

Notes to Financial Statements November 30, 2007 (unaudited) continued

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.

9.   Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

Morgan Stanley Financial Services Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2007		FOR THE YEAR ENDED MAY 31,
			2007	2006	2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.08		$13.83	$14.00	$14.88	$13.03	$13.93
Income (loss) from investment operations:
Net investment income‡	0.05		0.09	0.18	0.14	0.09	0.07
Net realized and unrealized gain (loss)	(1.89)		2.69	1.86	0.62	1.94	(0.96)
Total income (loss) from investment operations	(1.84)		2.78	2.04	0.76	2.03	(0.89)
Less dividends and distributions from:
Net investment income	—		(0.24)	(0.15)	—	—	—
Net realized gain	—		(3.29)	(2.06)	(1.64)	(0.18)	(0.01)
Total dividends and distributions	—		(3.53)	(2.21)	(1.64)	(0.18)	(0.01)
Net asset value, end of period	$11.24		$13.08	$13.83	$14.00	$14.88	$13.03
Total Return†	(14.07	)%(1)	21.28%	14.89%	4.73%	15.64%	(6.39)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.32	%(2)(4)	1.33%	1.30%	1.27%	1.22%	1.23%
Net investment income	0.84	%(2)(4)	0.64%	1.24%	0.99%	0.62%	0.55%
Supplemental Data:
Net assets, end of period, in thousands	$71,327		$94,458	$87,882	$77,488	$6,725	$6,264
Portfolio turnover rate	26	%(1)	28%	51%	58%	99%	158%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of it net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2007		FOR THE YEAR ENDED MAY 31,
			2007	2006	2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.87		$12.75	$13.02	$14.04	$12.40	$13.35
Income (loss) from investment operations:
Net investment income (loss)‡	0.00		(0.02)	0.06	0.03	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(1.71)		2.47	1.73	0.59	1.84	(0.92)
Total income (loss) from investment operations	(1.71)		2.45	1.79	0.62	1.82	(0.94)
Less dividends and distributions from:
Net investment income	—		(0.04)	—	—	—	—
Net realized gain	—		(3.29)	(2.06)	(1.64)	(0.18)	(0.01)
Total dividends and distributions	—		(3.33)	(2.06)	(1.64)	(0.18)	(0.01)
Net asset value, end of period	$10.16		$11.87	$12.75	$13.02	$14.04	$12.40
Total Return†	(14.41	)%(1)	20.31%	14.01%	3.91%	14.82%	(7.04)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.07	%(2)(4)	2.09%	2.06%	2.02%	1.98%	1.99%
Net investment income (loss)	0.09	%(2)(4)	(0.11)%	0.48%	0.23%	(0.14)%	(0.21)%
Supplemental Data:
Net assets, end of period, in thousands	$31,490		$48,861	$72,796	$123,043	$263,666	$286,304
Portfolio turnover rate	26	%(1)	28%	51%	58%	99%	158%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of it net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2007		FOR THE YEAR ENDED MAY 31,
			2007	2006	2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.87		$12.80	$13.06	$14.07	$12.42	$13.36
Income (loss) from investment operations:
Net investment income (loss)‡	0.00		(0.01)	0.07	0.04	(0.02)	(0.01)
Net realized and unrealized gain (loss)	(1.71)		2.47	1.73	0.59	1.85	(0.92)
Total income (loss) from investment operations	(1.71)		2.46	1.80	0.63	1.83	(0.93)
Less dividends and distributions from:
Net investment income	—		(0.10)	—	—	—	—
Net realized gain	—		(3.29)	(2.06)	(1.64)	(0.18)	(0.01)
Total dividends and distributions	—		(3.39)	(2.06)	(1.64)	(0.18)	(0.01)
Net asset value, end of period	$10.16		$11.87	$12.80	$13.06	$14.07	$12.42
Total Return†	(14.41	)%(1)	20.35%	14.04%	3.97%	14.88%	(6.96)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.07	%(2)(4)	2.09%	2.05%	1.94%	1.96%	1.88%
Net investment income (loss)	0.09	%(2)(4)	(0.11)%	0.49%	0.31%	(0.12)%	(0.10)%
Supplemental Data:
Net assets, end of period, in thousands	$5,048		$6,872	$8,028	$9,496	$11,944	$11,175
Portfolio turnover rate	26	%(1)	28%	51%	58%	99%	158%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of it net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Financial Services Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2007		FOR THE YEAR ENDED MAY 31,
			2007	2006	2005	2004	2003
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.36		$14.06	$14.17	$15.01	$13.11	$13.98
Income (loss) from investment operations:
Net investment income‡	0.07		0.13	0.22	0.18	0.13	0.10
Net realized and unrealized gain (loss)	(1.94)		2.73	1.89	0.62	1.95	(0.96)
Total income (loss) from investment operations	(1.87)		2.86	2.11	0.80	2.08	(0.86)
Less dividends and distributions from:
Net investment income	—		(0.27)	(0.16)	—	—	—
Net realized gain	—		(3.29)	(2.06)	(1.64)	(0.18)	(0.01)
Total dividends and distributions	—		(3.56)	(2.22)	(1.64)	(0.18)	(0.01)
Net asset value, end of period	$11.49		$13.36	$14.06	$14.17	$15.01	$13.11
Total Return†	(14.00	)%(1)	21.56%	15.20%	4.97%	15.93%	(6.15)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.07	%(2)(4)	1.09%	1.06%	1.02%	0.98%	0.99%
Net investment income	1.09	%(2)(4)	0.89%	1.48%	1.25%	0.86%	0.79%
Supplemental Data:
Net assets, end of period, in thousands	$5,203		$8,316	$7,828	$22,848	$31,046	$37,032
Portfolio turnover rate	26	%(1)	28%	51%	58%	99%	158%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of it net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2007 Morgan Stanley

FSVSANIU08-00216P-Y11/07	MORGAN STANLEY FUNDS
Morgan Stanley Financial Services Trust Semiannual Report November 30, 2007

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Financial Services Trust
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer January 17, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer January 17, 2008

EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Financial Services Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: January 17, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Financial Services Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: January 17, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Financial Services Trust

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended November 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 17, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Financial Services Trust and will be retained by Morgan Stanley Financial Services Trust and furnished to the Securities and Exchange Commission or its staff upon request.

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Financial Services Trust

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended November 30, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 17, 2008	/s/ Francis Smith
Francis Smith Principal Financial Officer
6.

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Financial Services Trust and will be retained by Morgan Stanley Financial Services Trust and furnished to the Securities and Exchange Commission or its staff upon request.